N-2 $ in Millions	Aug. 02, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001414932
Amendment Flag	false
Securities Act File Number	814-00755
Document Type	8-K
Entity Registrant Name	Oaktree Specialty Lending Corporation
Entity Address, Address Line One	333 South Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	830-6300
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]	On August 2, 2024, Oaktree Specialty Lending Corporation, a Delaware corporation (the “Company”), entered into an amendment (the “Amendment”) to that certain equity distribution agreement, dated February 7, 2022 and amended on February 8, 2023 and August 8, 2023 (as amended, the “Equity Distribution Agreement”), by and among the Company, Oaktree Fund Advisors, LLC, Oaktree Fund Administration, LLC and Keefe, Bruyette & Woods, Inc., Citizens JMP Securities, LLC, Jefferies LLC and Raymond James & Associates, Inc., pursuant to which the Company may offer and sell shares of its common stock from time to time through the Placement Agents (as defined in the Equity Distribution Agreement). The Amendment increases the amount of shares of the Company’s common stock that may be offered and sold pursuant to the Equity Distribution Agreement by $175.0 million to an aggregate offering price of up to $300.0 million under the Company’s current shelf registration statement.
Long Term Debt, Principal	$ 175.0